STOCKHOLDERS' DEFICIT (Details Narrative) - USD ($)														1 Months Ended		3 Months Ended
	Mar. 23, 2022	Mar. 14, 2022	Mar. 14, 2022	Mar. 07, 2022	Mar. 03, 2022	Mar. 03, 2022	Feb. 21, 2022	Feb. 07, 2022	Feb. 07, 2022	Jan. 21, 2022	Jan. 12, 2022	Jan. 12, 2022	Nov. 09, 2021	Mar. 23, 2022	Jan. 21, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Class of Stock [Line Items]
Common stock, shares issued																5,397,942,946		5,197,821,885
Common stock, shares outstanding																5,397,942,946		5,197,821,885
Convertible preferred stock - shares issued																88,235
Convertible preferred stock - shares outstanding																88,235
Convertible preferred stock - shares authorized																2,000,000		2,000,000
Common stock, shares authorized																20,000,000,000		20,000,000,000
Common stock par value																$ 0.0001		$ 0.0001
Number of shares sold		5,617,347		75,798,921	16,579,569			16,040,411			23,372,430			29,257,395	33,454,988
Issuance of common stock		$ 400,000		$ 2,500,000	$ 500,000			$ 500,000			$ 1,150,000			$ 1,500,000	$ 1,150,000	$ 7,700,000	$ 0
Stock options options																0	0
Second Efa Closing [Member]
Class of Stock [Line Items]
Number of shares sold												23,372,430
Issuance of common stock												$ 1,033,975
Third Efa Closing [Member]
Class of Stock [Line Items]
Number of shares sold										33,454,988
Issuance of common stock										$ 1,033,975
Fourth Efa Closing [Member]
Class of Stock [Line Items]
Number of shares sold									16,040,411
Issuance of common stock									$ 448,975
Fifth Efa Closing [Member]
Class of Stock [Line Items]
Number of shares sold	29,257,395
Issuance of common stock	$ 1,348,975
Public Offering [Member]
Class of Stock [Line Items]
Issuance of common stock													$ 30,000,000
Class D Voting Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock - shares issued																88,235		88,235
Convertible preferred stock - shares outstanding																88,235		88,235
Convertible preferred stock - shares authorized																100,000		100,000
Convertible preferred stock - par value																$ 0.01		$ 0.01
Common Stock [Member]
Class of Stock [Line Items]
Number of shares sold			5,617,347			16,579,569	75,798,921
Issuance of common stock			$ 400,000			$ 500,000	$ 2,500,000